Preferred Stock:	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Preferred Stock [Text Block]
Note 9 – Preferred Stock:

Through a series of private placements closed between February and October 2013, NBI issued 23,000,000 preferred shares at $1 per share, resulting in gross proceeds of $23 million. The Company agreed to pay the placement agent in the offering a cash commission of 10% of the gross funds raised from non-Company related investors in the private placement offering (“PPO”). As a result, the Company paid the placement agents cash totaling $2,225,000. In addition, the placement agent received (a) for the first $12,000,000 of gross PPO proceeds, (i) warrants exercisable for a period of ten (10) years to purchase a number of shares of Common Stock equal to 7.5% of the number of shares of Series A Preferred Stock sold to investors introduced by it, with a per share exercise price of $0.01, and (ii) warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A Preferred Stock equal to 2.5% of the number of shares of Series A Preferred Stock sold to investors introduced by it, with a per share exercise price of $1.00; and (b) on gross PPO proceeds in excess of $12,000,000, warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A Preferred Stock equal to 10% of the number of shares of Series A Preferred Stock sold to investors introduced by it, with an exercise price of $1.00 per share (collectively, the “Agent Warrants”). As a result of the foregoing aggregate placements, the placement agent was issued Agent Warrants to purchase 900,000 shares of the Company’s Common Stock and 1,325,000 shares of the Company’s Series A Preferred Stock.

The Series A Preferred Stock ranks senior with respect to liquidation preference and dividend rights to the common stock and any other class or series of stock that the Company may issue. The Series A Preferred Stock accrues a dividend at an annual rate of $0.08 per share, when and if declared by the Board of Directors of the Company. No dividends have been declared on the Series A Preferred Stock. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of our affairs or similar event, a holder of Series A Preferred Stock will be entitled to be paid, before any distribution or payment may be made to any holders of common stock or other class or series of stock, the liquidation amount (which shall equal $1.00 per share) and the amount of any accrued and unpaid dividends as of such distribution or payment date. Each share of Series A Preferred Stock is convertible into common stock at the option of the stockholder at a price of $1.00 per share, subject to adjustment. The Series A shares are subject to mandatory conversion upon the vote of holders of a majority of the outstanding shares of Series A Preferred Stock at any given time, or upon the closing of a sale of common stock to the public at a price of at least $5.00 per share (subject to adjustment in the case of certain events) in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act, resulting in net proceeds to the Company of at least $30,000,000. The holders of Series A Preferred Stock are entitled to a class vote on certain Company actions, have the right to participate in future offerings and have the right to elect one of five members of the Company board of directors, in addition to certain additional rights and privileges as set forth in the Amended and Restated Certificate of Incorporation and in certain agreements between the Company and the holders thereof.

As of September 2, 2014, the Company and the holders of a majority of the Company’s Series A Preferred Stock entered into an amendment (the “Amendment”) to the Preferred Stockholders Agreement, dated as of August 23, 2013 (the “Preferred Stockholder Agreement”). Under the terms of the Amendment, the parties removed provisions relating to the right of first refusal and certain prohibitions relating to transfers, which were set forth in the Preferred Stockholder Agreement. In addition, the parties made other technical changes to the terms of the Preferred Stockholder Agreement.

Note 7 – Preferred Stock:

Through a private placement, NBI issued 9,073,300 preferred shares at $1 per share on that date, resulting in gross proceeds of $9,073,300. In connection with the February 28, 2013 closing of the private placement, the Company was required to pay the placement agent, Allied Beacon Partners, Inc., a cash fee equal to the sum of (a) 10% of the proceeds received from purchasers sourced by Allied Beacon Partners, Inc. and (b) 5% of the proceeds received from purchasers sourced by the Company. No fee was payable on proceeds received from purchasers who were already stockholders of the Company. The total cash fee that the Company was required to pay in connection with this closing was $882,330. The Company was also obligated to issue to Allied Beacon Partners, Inc. warrants for the purchase of common stock and Series A preferred stock of the Company in connection with the closing. The aggregate number of shares subject to such warrants was the sum of 10% of the number of shares purchased by purchasers sourced by Allied Beacon Partners, Inc. and (b) 5% of the number of shares purchased by purchasers sourced by the Company. No warrants were earned on proceeds received from purchasers who were already stockholders of the Company.

On May 17, 2013, NBI issued an additional 1,313,325 shares of Series A preferred stock at $1.00 per share, resulting in gross proceeds of $1,313,325, on which NBI paid the placement agent cash of $131,332 and warrant compensation under the same terms as applied with respect to the February 28, 2013 closing.

The total number of shares subject to warrants that NBI was required to issue in connection with the February and May 2013 closings was 988,663, consisting of 480,320 shares of common stock and 508,343 shares of Series A preferred stock. These warrants have a term of ten years. The strike price for the common stock warrants is $0.01 per share and the strike price for the Series A preferred stock warrants is $1.00 per share.

On August 23, 2013, NBI closed a private placement of 11,533,375 additional shares of its Series A preferred stock, for a purchase price of $1.00 per share, for aggregate gross proceeds of $11,533,375 (before deducting placement agent fees and expenses of the offering of $1,103,338). All of the 21,920,000 outstanding shares of NBI Series A preferred stock were converted into shares of Neurotrope Inc. Series A convertible preferred stock (the “Series A Preferred Stock”) on a one-for-one basis in the Reverse Merger. This additional financing was in conjunction with the Company’s merger with a publicly reporting shell company (See Note 1 above).

On October 4, 2013, the Company completed its Series A preferred stock offering through a private placement of 1,080,000 shares of its Series A preferred stock, for a purchase price of $1.00 per share, for aggregate gross proceeds of $1,080,000 (before deducting placement agent fees and expenses of the offering). As a result of the foregoing, the placement agent was paid an aggregate commission of $108,000 and was issued Agent Warrants to purchase 108,000 shares of the Company’s Series A preferred stock.

The Company agreed to pay the placement agent in the offering a cash commission of 10% of the gross funds raised from investors in the private placement offering (“PPO”). In addition, the placement agent received (a) for the first $12,000,000 of gross PPO proceeds, (i) warrants exercisable for a period of ten (10) years to purchase a number of shares of Common Stock equal to 7.5% of the number of shares of Series A preferred stock sold to investors introduced by it, with a per share exercise price of $0.01, and (ii) warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A preferred stock equal to 2.5% of the number of shares of Series A preferred stock sold to investors introduced by it, with a per share exercise price of $1.00; and (b) on gross PPO proceeds in excess of $12,000,000, warrants exercisable for a period of ten (10) years to purchase a number of shares of Series A preferred stock equal to 10% of the number of shares of Series A preferred stock sold to investors introduced by it, with an exercise price of $1.00 per share (collectively, the “Agent Warrants”). As a result of the foregoing aggregate placements, the placement agent was issued Agent Warrants to purchase 900,000 shares of the Company’s Common Stock and 1,325,000 shares of the Company’s Series A preferred stock. (See Note 8.)

The Series A preferred stock ranks senior with respect to liquidation preference and dividend rights to the common stock and any other class or series of stock that the Company may issue. The Series A preferred stock accrues a dividend at an annual rate of $0.08 per share, when and if declared by the Board of Directors of the Company. No dividends have been declared on the Series A preferred stock. In the event of any voluntary or involuntary liquidation, dissolution or winding-up of our affairs or similar event, a holder of Series A preferred stock will be entitled to be paid, before any distribution or payment may be made to any holders of common stock or other class or series of stock, the liquidation amount (which shall equal $1.00 per share) and the amount of any accrued and unpaid dividends as of such distribution or payment date. Each share of Series A preferred stock is convertible into common stock at the option of the stockholder at a price of $1.00 per share, subject to adjustment. The Series A shares are subject to mandatory conversion upon the vote of holders of a majority of the outstanding shares of Series A preferred stock at any given time, or upon the closing of a sale of common stock to the public at a price of at least $5.00 per share (subject to adjustment in the case of certain events) in a firm commitment underwritten public offering pursuant to an effective registration statement under the Securities Act, resulting in net proceeds to the Company of at least $30,000,000.The holders of Series A preferred stock are entitled to a class vote on certain Company actions, have the right to elect one of five members of the Company board of directors and have a right of first offer to purchase their pro rata share of equity securities issued by the Company in the future, in addition to certain additional rights and privileges as set forth in the Amended and Restated Certificate of Incorporation and in certain agreements between the Company and the holders thereof.

On August 21, 2013, NBI increased its authorized shares of preferred stock to 50,000,000 shares.  As a result, the Company had a sufficient number of preferred shares to close the August 23, 2013 private placement.